Earnings per common share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Earnings per share [abstract]
Net loss attributable to shareholders of the Company	$ (14,060)	$ (3,634)
Weighted average number of common shares (in shares)	134,505,625	134,059,478
Basic loss per share (in CAD per share)	$ (0.10)	$ (0.03)
Weighted average number of common shares (diluted) (in shares)	134,505,625	134,059,478
Diluted loss per share (in CAD per share)	$ (0.10)	$ (0.03)